Reclamation Obligation	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Reclamation Obligation
15.	RECLAMATION OBLIGATION

	Mesquite	Aurizona	Castle Mtn	Koricancha	Total
Balance – December 31, 2017	$-	$4,735	$339	$348	$5,422
Assumed with acquisition	17,675	-	-	-	17,675
Accretion	92	275	-	16	383
Disposals	-	-	-	(364)	(364)
Change in estimates	1,690	(225)	67	-	1,532
Foreign exchange translation	-	(706)	-	-	(706)

Balance – December 31, 2018	19,457	4,079	406	-	23,942
Accretion	385	334	-	-	719
Change in estimates	1,579	3,586	508	-	5,673
Foreign exchange translation	-	(105)	-	-	(105)

	21,421	7,894	914	-	30,229
Current portion	(344)	-	-	-	(344)

Non-current portion	$21,077	$7,894	$914	$-	$29,885
The Company’s environmental permits require that it reclaims any land it disturbs during mine development, construction and operations. The majority of these reclamation costs are expected to be incurred subsequent to the end of the expected useful life of the operation to which they relate. The Company’s provision for mine closure and reclamation consists of costs accrued based on the current best estimate of mine closure and reclamation activities. The Company’s provision for future site closure and reclamation costs is based on the level of known disturbance at the reporting date, known legal requirements and internal and external cost estimates.
The Company measures the provision at the expected value of future cash flows using inflation rates of 2.2% to 3.3% and discounted to the present value using discount rates of 1.8% to 5.8% depending on the region in which the liabilities will be realized. The undiscounted value of the provision as of December 31, 2019 was $38.1 million (2018 – $31.8 million).
The Company’s subsidiary, Western Mesquite Mines Inc., is required to post security for reclamation and for closure with Imperial County, California as lead agency under the California Surface Mining and Reclamation Act, and for pit backfill with the California State Lands Commission under a public/private land lease agreement. The Company has met its security requirements in the form of bonds posted through surety underwriters totaling $0.3 million.